13F-HR
				6/30/02

					0000791214
    				g$caw8qs

					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 September 30,2002

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut            October 4, 2002

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$117,411,000

List of Other Included Managers:		None


Name of Issuer       Class         Cussiip      Value (x100 Shares
AC Moore Arts & Craftcommon        00086t103    3339         158000
Accredo Health       common        00437V104    1526          32000
Advance Auto Parts   common        00751y106    949           18000
AdvancePCS           common        00790K109    352           15645
Alliant Techsystems  common        018804104    2666          38500
American Axle & Mfg  common        024061103    1499          60000
Amerigroup           common        03073t102    1493          44500
Amgen                common        031162100    319            7642
Anthem               common        03674b104    975           15000
Apollo               common        037604105    2801          64500
Autozone             common        053332102    2129          27000
Ball                 common        058498106    756           15000
Bed Bath & Beyond    common        075896100    814           25000
Bio-Rad              common        090572207    1506          40000
Boyd Gaming          common        103304101    3249         174000
C I S C O            common        17275R102    248           23652
CACI                 common        127190304    1773          50000
CTI Molecular Imagingcommon        22943d105    1014          40000
Career Education     common        141665109    2568          53500
Cephalon             common        156708109    228            5591
Chico's Fas          common        168615102    1593         100000
Citigroup            common        172967101    253            8533
Coach                common        189754104    2458          96000
Cognizant Tech       common        192446102    1149          20000
Commerce Bancorp     common        200519106    489           11781
Corinthian           common        218868107    4793         127000
Coventry             common        222862104    1268          39000
Cubic                common        229669106    1454          85500
D R Horton           common        23331A109    420           22556
Dell Computer        common        247025109    381           16201
Doral Financial      common        25811p100    2082          86250
Education Management common        28139T101    1328          30000
Electronic Arts      common        285512109    480            7278
Engineered Support   common        292866100    1283          22500
Exxon Mobil          common        30231G102    355           11138
FTI Consulting       common        302941109    4155         104500
Fossil               common        349882100    1504          75000
Fred's               common        356108100    1493          50000
General Electric     common        369604103    257           10430
Gtech Holdings       common        400518106    2333          94000
H & R Block          common        093671105    840           20000
Harrah's Entertainmencommon        413619107    723           15000
Hilb, Rogal & Hamiltocommon        431294107    825           20000
Hovnanian            common        442487203    3988         118000
IDEC Pharmaceuticals common        449370105    240            5772
Imation              common        45245a107    2691          95000
Immucor              common        452526106    1056          65000
Intel                common        458140100    193           13920
J2 Global            common        46626e205    3252         163500
Jo-Ann Stores        common        47758p109    1402          50000
KB Home              common        48666k109    2344          48000
Kroll                common        501049100    1190          60000
L3 Communications    common        502424104    843           16000
M & T Bank           common        55261f104    464            5890
M/I Schottenstein Homcommon        55305b101    2977          94500
Meridian Medical     common        589658103    1079          30000
Meritage             common        59001a102    2783          78500
Michaels             common        594087108    2057          45000
Microsoft            common        594918104    314            7183
Mid Atlantic Medical common        59523c107    1412          39000
NVR                  common        62944T105    2219           7400
Oracle               common        68389X105    222           28305
Patterson Dental     common        703412106    921           18000
Penn National Gaming common        707569109    3464         183500
Pier 1 Imports       common        720279108    763           40000
Polaris              common        731068102    1271          20500
Quest Diagnostics    common        74834L100    406            6603
Rent-A-Center        common        76009n100    935           18000
Sharper Image        common        820013100    956           50000
Steel Technologies   common        858147101    1425          84000
Stericycle           common        858912108    678           20000
SunGard Data         common        867363103    309           15863
Take-Two Interactive common        874054109    3292         113500
University of Phoenixcommon        037604204    2556          79500
Urban Outfitters     common        917047102    1457          60000
Varian Medical       common        92220p105    591           13741
Veridian             common        92342r203    770           30500
Wal-Mart             common        931142103    377            7652
Waste Connections    common        941053100    2157          62000
Williams Sonoma      common        969904101    709           30000
Willis Group         common        G96655108    837           25000
Zimmer               common        98956p102    690           18000
